UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 6th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 516-1712
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2024

Date of reporting period:  November 30, 2023

Item 1. Reports to Stockholders.

(a)

Reinhart Mid Cap PMV Fund

Investor Class Shares – RPMMX
Advisor Class Shares – RPMVX
Institutional Class Shares – RPMNX

Reinhart Genesis PMV Fund

Investor Class Shares – RPMAX
Advisor Class Shares – RPMFX

Reinhart International PMV Fund

Advisor Class Shares – RPMYX

Semi-Annual Report

www.ReinhartFunds.com	November 30, 2023

Reinhart Mid Cap PMV Fund (Unaudited)

December 29, 2023

Fellow Shareholders,

The Reinhart Mid Cap PMV Fund – Advisor Class (the “Fund”) returned 2.98% for the six-month period ended November 30, 2023, compared to the Russell Midcap Value Index’s return of 7.99%. It has been a frustrating period with idiosyncratic adverse stock selection as well as some stylistic headwinds – with large cap and growth stocks both outpacing mid/small and value stocks. That said, we remain confident in our long-term, quality-oriented discipline and expect to achieve attractive results going forward and over the long term. The narrowness of market leadership in 2023 has been extensively noted, with a handful of mega-cap stocks (i.e., the “Magnificent Seven”) driving the majority of positive performance for the broader market while the rest of the market has lagged. This is likely to reverse, and we are optimistic about the relative attractiveness of mid-cap stocks, and more so our holdings.

Within the portfolio, positive contributors in Information Technology and Utilities were more than offset by laggards in Consumer Discretionary, Materials and Industrials. Several of the largest detractors – including FMC Corp. (FMC) and Leslie’s (LESL) – were hit by severe destocking headwinds following the overstocking that occurred when customers were scrambling to build inventory after the pandemic-induced recent supply chain challenges. We expect the current artificially lower levels of demand to revert back to normal, as will revenue growth and profit margins.

Leslie’s – a pool supply retailer – was hit by a perfect storm of mostly temporary factors, including consumers over-buying supplies during Covid, bad weather, a slowdown in new pool spending, and the abatement of a favorable supply/demand imbalance of a key chemical. After re-underwriting the position, we are cautiously optimistic that fundamentals will rebound and negative sentiment around the stock will recede. After all, pool owners must continue to purchase monthly supplies; the weather will turn, and new pool installations will grow again. Not to mention, the company has a vast market share lead over the nearest competitor. Similarly, FMC Corporation – a crop chemical producer - is hindered by customer destocking and bad weather (drought conditions in Latin America). A short report also stated that several of the company’s key products are at risk for near-term revenue fall-off due to expiring patent protection and the influx of generic competition. We see the claims as exaggerated and expect the headwind to be manageable and more than offset by a reversion to normal customer buying patterns in 2024 and new product growth over the medium term.

On the positive side, Texas-based utility Vistra Corporation’s stock rallied. Now ten quarters removed from the devastating winter storm Uri, the company has executed well to grow 2023 EBITDA to well above the previous peak in 2020 while buying back a large amount of stock and creating an attractive new nuclear and renewable energy entity, to which the market has responded enthusiastically. In addition, Fidelity National Financial (FNF) was a strong contributor driven by strong margin performance in a weak mortgage market and a healthy contribution from annuity business F&G. The FNF management team has successfully navigated many mortgages down cycles over their tenure and we expect the company to do so again now.

Trading activity in the period was generally light, with three new buys and no complete sells. Looking forward, while we do not use macro forecasts to make investment decisions, we would not be surprised to see a choppier economic environment as companies continue to battle wage inflation while faced with potential price give-backs and weaker demand. We think our holdings are, on average, more resilient and less cyclical and would expect them to hold up well in that scenario.

Reinhart Mid Cap PMV Fund (Unaudited)

Thank you for your confidence in Reinhart Partners.

Sincerely,

Josh Wheeler, CFA
Portfolio Manager, Reinhart Partners, LLC

Must be preceded or accompanied by a prospectus.

Past performance is not a guarantee of future results.

Mutual fund investing involves risk. There can be no guarantee that any strategy will be successful. Principal loss is possible. Investing in medium-sized companies involves greater risk than those associated with investing in large company stocks, such as business risk, significant stock price fluctuations and illiquidity. The Fund’s value investments are subject to the risk that their intrinsic values may not be recognized by the broad market or that their prices may decline.

Opinions expressed are those of the fund manager and are subject to change, are not guaranteed and should not be considered a recommendation to buy or sell any security.

•	Russell Midcap Value Index: an unmanaged equity index which measures the performance of mid-sized U.S. companies classified by Russell as ‘value’. It is not possible to invest directly into an index.

•	Private Market Value (PMV): the estimated price per share of a stock that a corporate buyer or private equity firm would be willing to pay to buyout and control the entire company.

•	EBITDA: earnings before interest, taxes, depreciation, and amortization (used as an indicator of the overall profitability of a business).

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security. Please refer to the Schedule of Investments in this report for a complete list of fund holdings.

Quasar Distributors, LLC, Distributor.

Reinhart Mid Cap PMV Fund

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 855-774-3863. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Annualized Rates of Return as of November 30, 2023

	1-Year	3-Year	5-Year	10-Year	Since Inception(1)
Investor Class	-6.89%	6.04%	4.09%	5.56%	7.93%
Advisor Class	-6.66%	6.31%	4.35%	5.83%	8.19%
Institutional Class	-6.54%	6.41%	4.47%	5.97%	8.34%
Russell Midcap Value Index(2)	-0.75%	7.29%	7.10%	7.74%	10.40%

(1)
Period from Fund inception through November 30, 2023. The Advisor and Investor Class commenced operations on June 1, 2012, and the Institutional Class commenced operations on September 29, 2017. Performance shown for the Institutional Class prior to the inception of the Institutional Class is based on the performance of the Advisor Class, adjusted for the lower expenses applicable to the Institutional Class.

(2)	The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. This index cannot be invested in directly.

The following is expense information for the Reinhart Mid Cap PMV Fund as disclosed in the Fund’s most recent prospectus dated September 28, 2023:

Investor Class Gross Expense Ratio – 1.50%	Net Expense Ratio – 1.30%
Advisor Class Gross Expense Ratio – 1.25%	Net Expense Ratio – 1.05%
Institutional Class Gross Expense Ratio – 1.10%	Net Expense Ratio – 0.90%

Reinhart Mid Cap PMV Fund

Reinhart Partners, LLC (the “Adviser” or “Reinhart”) has contractually agreed to waive its management fees and pay Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (“AFFE”), leverage/borrowing interest, interest expense, taxes, brokerage commissions, and extraordinary expenses) do not exceed 1.30% of the average daily net assets of the Investor Class, 1.05% of the average daily net assets of the Advisor Class and 0.90% of the average daily net assets of the Institutional Class. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in effect at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite in term and cannot be terminated through at least September 28, 2029. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser, with the consent of the Board.

The actual net expense ratios applicable to investors, as disclosed in the Financial Highlights for the period ended November 30, 2023, was 1.30%, 1.05% and 0.90% for the Investor Class, Advisor Class and Institutional Class, respectively.

Reinhart Mid Cap PMV Fund

Allocation of Portfolio Net Assets(1) (Unaudited)
November 30, 2023
(% of Net Assets)

Top Ten Equity Holdings(1) (Unaudited)
November 30, 2023
(% of Net Assets)

SS&C Technologies Holdings	3.9%
Insperity	3.7%
U-Haul Holding, Series N	3.4%
Live Nation Entertainment	3.3%
Affiliated Managers Group	3.2%
Fidelity National Financial	3.0%
Cognizant Technology Solutions – Class A	3.0%
Intercontinental Exchange	3.0%
Charles River Laboratories International	2.9%
Encompass Health	2.9%

(1)	Fund Holdings and Sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Reinhart Genesis PMV Fund (Unaudited)

December 29, 2023

Fellow Shareholders,

The Reinhart Genesis PMV Fund – Advisor Class (the “Fund”) generated a return of 10.05% for the six-month period ended November 30, 2023, outperforming both the Russell 2500 Index and Russell 2500 Value Index. The Genesis PMV strategy has historically done well during periods of volatility, and the last six months were no different.

Another dynamic that continued to play out during the period was small cap stocks underperforming large cap stocks – mega cap stocks in particular. The narrowness of market leadership in 2023 has been extensively noted, with a handful of mega-cap stocks (i.e., the “Magnificent Seven”) driving the majority of positive performance for the broader market. In fact, when comparing the market value of the Russell 1000 large-cap index to the Russell 2000 small-cap index, the deviation in recent periods has not been this skewed since the early 1990’s. More on this dynamic below.

During the period, the Financial and Information Technology sectors were notable positive contributors to performance. Investor confidence in banks and other financial institutions was badly shaken earlier this year. Those fears have begun to dissipate as the deposit crisis appears to be largely behind us. The banks in the Genesis PMV portfolio have reported solid results, and their deposit bases have proven to be robust, aiding portfolio gains. With resilient business models and considerable profitability, we believe our bank holdings remain attractively valued. Within Technology, we were pleased to see our well-established, profitable holdings post solid returns with ASGN Inc. and FormFactor up over 20% during the period.

The only sector with a material negative relative contribution to results was Energy, a sector to which we have no exposure. Separately, while the sector overall was not a detractor, a few of our Health Care holding were detractors as AdaptHealth and Lantheus were pressured due to perceived market headwinds from GLP-1s.

Small Cap Stocks

Relative to large-cap stocks, market participants generally view small-cap companies as more economically sensitive, with weaker business models and more debt – particularly painful in a rising interest rate environment. Additionally, on average, small-cap companies tend to be less profitable; approximately 40% of the Russell 2500 index are unprofitable. Because these generalizations are – to an extent – accurate, the underperformance of small-cap stocks in the current environment is not a complete surprise. But as always, broad generalizations ignore the exceptions to the rule. We believe these exceptions are often where money is made in the financial markets. Our portfolio holdings tend to have well-established business models with strong/dominant positions within niche industries, are highly profitable, and have robust balance sheets. We believe this is one reason the Genesis PMV portfolio has historically protected capital in challenging markets (since inception (6/30/2010), downside capture ratio: 85% as of 9/30/23). While there is no guarantee the future will resemble the past, we remain confident in our portfolio companies’ ability to weather the uncertain economic climate.

Trading activity in the period was generally consistent for a low turnover strategy, with three new buys and two complete sells. Looking forward, while we do not use macro forecasts to make investment decisions, we would not be surprised to see a choppier economic environment as companies continue to battle wage inflation while faced with potential price give-backs and decelerating demand. We think our holdings are, on average, more resilient and less cyclical and would expect them to hold up well in that scenario.

Reinhart Genesis PMV Fund (Unaudited)

Thank you for your confidence in Reinhart Partners.

Sincerely,

Matt Martinek, CFA
Portfolio Manager, Reinhart Partners, LLC

Must be preceded or accompanied by a prospectus.

Past performance is not a guarantee of future results.

Mutual fund investing involves risk. There can be no guarantee that any strategy will be successful. Principal loss is possible. Investing in medium-sized companies involves greater risk than those associated with investing in large company stocks, such as business risk, significant stock price fluctuations and illiquidity. The Fund’s value investments are subject to the risk that their intrinsic values may not be recognized by the broad market or that their prices may decline.

Opinions expressed are those of the fund manager and are subject to change, are not guaranteed and should not be considered a recommendation to buy or sell any security.

•	Russell 2500 Index: an unmanaged equity index which measures the performance of the 2,500 smallest companies in the Russell 3000 Index. This index cannot be invested in directly.

•	PMV (Private Market Value): the estimated stock price that a corporate buyer or private equity firm would be willing to pay per share to buyout and control the entire company.

•
Downside Capture Ratio: a metric that compares how a strategy performs in down markets relative to an index. It shows the percentage of market losses that a strategy endures when the index is negative. A downside capture ratio of less than 100 means that the strategy has lost less than the index in down markets.

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security. Please refer to the Schedule of Investments in this report for a complete list of fund holdings.

Quasar Distributors, LLC, Distributor.

Reinhart Genesis PMV Fund

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 855-774-3863. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of November 30, 2023

	1-Year	3-Year	5-Year	Since Inception(1)
Investor Class	15.70%	13.67%	9.36%	8.49%
Advisor Class	15.88%	13.95%	9.60%	8.77%
Russell 2500 Index(2)	-0.25%	3.26%	6.91%	5.58%
Russell 2500 Value Index(3)	-1.27%	7.63%	6.09%	4.77%

(1)	Inception date of the Fund was June 1, 2018.
(2)
The Russell 2500 Index measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500 Index is a subset of the Russell 3000 Index. It includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership. This index cannot be invested in directly.

(3)
The Russell 2500 Value Index measures the performance of the small to mid-cap value segment of the U.S. equity universe. It includes those Russell 2500 companies that are considered more value oriented relative to the overall market as defined by Russell’s leading style methodology. This index cannot be invested in directly.

The following is expense information for the Reinhart Genesis PMV Fund as disclosed in the Fund’s most recent prospectus dated September 28, 2023:

Investor Class Gross Expense Ratio – 1.53%	Net Expense Ratio – 1.20%
Advisor Class Gross Expense Ratio – 1.28%	Net Expense Ratio – 0.95%

Reinhart Genesis PMV Fund

Reinhart Partners, LLC (the “Adviser” or “Reinhart”) has contractually agreed to waive its management fees and pay Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding AFFE, leverage/borrowing interest, interest expense, taxes, brokerage commissions, and extraordinary expenses) do not exceed 1.20% of the average daily net assets of the Investor Class and 0.95% of the average daily net assets of the Advisor Class. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in effect at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite in term and cannot be terminated through at least September 28, 2025. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser, with the consent of the Board.

The actual net expense ratios applicable to investors, as disclosed in the Financial Highlights for the period ended November 30, 2023, was 1.20% and 0.95% for the Investor Class and Advisor Class, respectively.

Reinhart Genesis PMV Fund

Allocation of Portfolio Net Assets(1) (Unaudited)
November 30, 2023
(% of Net Assets)

Top Ten Equity Holdings(1) (Unaudited)
November 30, 2023
(% of Net Assets)

First Citizens BancShares – Class A	5.0%
Insperity	4.9%
Lantheus Holdings	4.2%
frontdoor	4.1%
U-Haul Holding, Series N	3.9%
ACI Worldwide	3.7%
Wintrust Financial	3.7%
Assured Guaranty	3.6%
Air Lease, Class A	3.4%
Hillman Solutions	3.1%

(1)	Fund Holdings and Sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Reinhart International PMV Fund (Unaudited)

December 29, 2023

Fellow Shareholders,

The Reinhart International PMV Fund – Advisor Class (the “Fund”) was up 5.46% for the six-month period ended November 30, 2023, slightly outperforming the 5.26% return for the Morningstar Global ex-US Target Market Exposure Index benchmark. Overall, we are pleased to have outperformed during the first 18 months of the Fund’s existence by over 300 bps since inception. While the performance and volatility of the Index was more muted during the period vs. the prior six months, we are pleased with the results.

Moving onto the specific performance drivers, portfolio results were led by the Consumer Discretionary and Information Technology sectors. Within Consumer, Adevinta ASA and B&M European Value Retail were positive standouts. Adevinta’s stock rallied on the announcement that the company is being acquired by a private equity consortium including Blackstone and Permira. We were pleased with the take-out price above our Private Market Value (“PMV”) estimate and took advantage of the offer to sell the shares. B&M, a U.K.-based discount retailer, is gaining share and benefitting from consumers trading down as inflation pressures household budgets.

The Information Technology sector was boosted by Netease Inc. and Endava, both up over 25% during the period. Netease shares rose on strong margin execution, as the China-based video game maker saw a profit boost from games launched over the past 12 months. With a healthy new game pipeline, we expect positive fundamental trends to continue in 2024. Endava – a London-based IT consulting services company and a new holding for IPMV – saw a partial reversal of the recent negative sentiment around weakening IT spending. We saw the opportunity in this high-quality company precisely because near-term end market visibility had become cloudier and are pleased to see these gains so early in our holding period. The company’s long-term growth should benefit from secular tailwinds for years to come (digital conversion, artificial intelligence, etc.), and valuation still looks inexpensive.

Conversely, Financials, Energy (no holdings) and Industrials sectors were detractors over the period. Within Financials, Edenred SA and Bolsa Mexicana de Valores SAB were the primary detractors. Edenred’s stock was impacted by concerns that French regulatory authorities will enact legislation detrimental to the company’s business model. We think the fears are overblown and expect the company’s strong competitive position and high value-add service offering will profitability withstand any political actions. Bolsa Mexicana’s shares were weaker due to a decline in Mexican trading volumes, which we recognize are cyclical and will rebound once again. Next, the Energy sector rallied, and our lack of exposure was a drag, though we continue to believe client capital is better used elsewhere. Finally, underperformance within Industrials was largely due to one stock, JD Logistics, Inc. which declined due to continued economic and geopolitical concerns in China.

The elevated stock market volatility of the past six months has presented an opportunity to invest in great businesses at favorable prices. We have continued to reallocate capital across the portfolio to take advantage of the day-to-day swings in market prices. We never attempt to predict market direction, but we are confident the durability of the businesses in the International PMV portfolio will continue to shine through in a still uncertain global economic environment.

Thank you for your confidence in Reinhart Partners.

Sincerely,

Matt Martinek, CFA
Portfolio Manager, Reinhart Partners, LLC

Reinhart International PMV Fund (Unaudited)

Must be preceded or accompanied by a prospectus.

Past performance is not a guarantee of future results.

Mutual fund investing involves risk. There can be no guarantee that any strategy will be successful. Principal loss is possible. Investing in medium-sized companies involves greater risk than those associated with investing in large company stocks, such as business risk, significant stock price fluctuations and illiquidity. The Fund’s value investments are subject to the risk that their intrinsic values may not be recognized by the broad market or that their prices may decline.

Opinions expressed are those of the fund manager and are subject to change, are not guaranteed and should not be considered a recommendation to buy or sell any security.

•
Morningstar Global ex-US Target Market Exposure Index is a rules based, float market capitalization-weighted index designed to cover 85% of the equity float-adjusted market capitalization of the Global equity markets. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria. It is not possible to invest directly into an index.

•	Private Market Value (PMV): the estimated price per share of a stock that a corporate buyer or private equity firm would be willing to pay to buyout and control the entire company.

•
Basis Points (bps): a unit of measure used in finance to describe the percentage of change in the value of financial instruments or the rate change in an index or other benchmark. One basis point equals 0.01% (1/100th of a percent) or 0.0001.

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security. Please refer to the Schedule of Investments in this report for a complete list of fund holdings.

Quasar Distributors, LLC, Distributor.

Reinhart International PMV Fund

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 855-774-3863. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of November 30, 2023

	1-Year	Since Inception(1)
Advisor Class	9.43%	6.19%
Morningstar Global ex-US Target Market Exposure Index(2)	9.44%	3.14%

(1)	Inception date of the Fund was June 1, 2022.
(2)
Morningstar Global ex-US Target Market Exposure Index is a rules based, float market capitalization-weighted index designed to cover 85% of the equity float-adjusted market capitalization of the Global equity markets. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria. This index cannot be invested in directly.

The following is expense information for the Reinhart International PMV Fund as disclosed in the Fund’s most recent prospectus dated September 30, 2023:

Advisor Class Gross Expense Ratio – 15.00%	Net Expense Ratio – 0.95%

Reinhart Partners, LLC (the “Adviser” or “Reinhart”) has contractually agreed to waive its management fees and pay Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding front-end or contingent deferred loads, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage commissions, AFFE, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 0.95% of the average daily net assets of the Advisor Class. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the date such fee waiver and expense payment was made, if such recoupment can be achieved without

Reinhart International PMV Fund

exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in effect at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite in term and cannot be terminated through at least September 28, 2025. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser, with the consent of the Board.

The actual net expense ratio applicable to investors, as disclosed in the Financial Highlights for the period ended November 30, 2023, was 0.95%.

Reinhart International PMV Fund

Allocation of Portfolio Net Assets(1) (Unaudited)
November 30, 2023
(% of Net Assets)

Top Ten Equity Holdings(1) (Unaudited)
November 30, 2023
(% of Net Assets)

Mercari	3.7%
Silicon Motion Technology – ADR	3.6%
Edenred	3.5%
Capgemini SE	3.3%
Jeronimo Martins SGPS SA	3.2%
B&M European Value Retail SA	3.1%
Coway	3.0%
London Stock Exchange Group plc	2.9%
UNITE Group plc – REIT	2.9%
BAWAG Group AG	2.8%

(1)	Fund Holdings and Sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Reinhart Funds

Expense Examples (Unaudited)
November 30, 2023

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, which may include but are not limited to, sales charges (loads) on purchases; and (2) ongoing costs, including management fees, distribution (12b-1) fees, shareholder servicing fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2023 – November 30, 2023).

ACTUAL EXPENSES

For each class, the first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect  any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

Reinhart Mid Cap PMV Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	(6/1/2023)	(11/30/2023)	(6/1/2023 – 11/30/2023)
Investor Class Actual(2)	$1,000.00	$1,028.60	$6.59
Investor Class Hypothetical
(5% return before expenses)	$1,000.00	$1,018.50	$6.56

Advisor Class Actual(2)	$1,000.00	$1,029.80	$5.33
Advisor Class Hypothetical
(5% return before expenses)	$1,000.00	$1,019.75	$5.30

Institutional Class Actual(2)	$1,000.00	$1,030.30	$4.57
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,020.50	$4.55

(1)
Expenses are equal to the Fund’s annualized expense ratio for most recent six-month period of 1.30%, 1.05%, 0.90%, for the Investor Class, Advisor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended November 30, 2023, of 2.86%, 2.98% and 3.03% for the Investor Class, Advisor Class and Institutional Class, respectively.

Reinhart Funds

Expense Examples (Unaudited) – Continued
November 30, 2023

Reinhart Genesis PMV Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	(6/1/2023)	(11/30/2023)	(6/1/2023 – 11/30/2023)
Investor Class Actual(2)	$1,000.00	$1,099.50	$6.30
Investor Class Hypothetical
(5% return before expenses)	$1,000.00	$1,019.00	$6.06

Advisor Class Actual(2)	$1,000.00	$1,100.50	$4.99
Advisor Class Hypothetical
(5% return before expenses)	$1,000.00	$1,020.25	$4.80

(1)
Expenses are equal to the Fund’s annualized expense ratio for most recent six-month period of 1.20% and 0.95% for the Investor Class and Advisor Class, respectively, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended November 30, 2023, of 9.95% and 10.05% for the Investor Class and Advisor Class, respectively.

Reinhart International PMV Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(3)
	(6/1/2023)	(11/30/2023)	(6/1/2023 – 11/30/2023)
Advisor Class Actual(4)	$1,000.00	$1,054.60	$4.88
Advisor Class Hypothetical
(5% return before expenses)	$1,000.00	$1,020.25	$4.80

(3)
Expenses are equal to the Fund’s annualized expense ratio for most recent six-month period of 0.95%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

(4)	Based on the actual returns for the six-month period ended November 30, 2023, of 5.46%.

Reinhart Mid Cap PMV Fund

Schedule of Investments (Unaudited)
November 30, 2023

Description	Shares	Value

COMMON STOCKS – 97.9%

Communication Services – 5.3%
Interpublic Group of Companies	76,145	$2,340,697
Live Nation Entertainment(a)	44,805	3,773,477
		6,114,174

Consumer Discretionary – 8.3%
Allison Transmission Holdings	44,375	2,373,175
Leslie’s(a)	400,130	1,972,641
LKQ	54,660	2,434,010
TransUnion	47,870	2,810,926
		9,590,752

Consumer Staples – 2.3%
BJ’s Wholesale Club Holdings(a)	41,440	2,676,195

Energy – 2.3%
Baker Hughes, Class A	77,035	2,599,931

Financials – 26.1%(b)
Affiliated Managers Group	26,730	3,623,252
American Financial Group	21,820	2,495,990
BOK Financial	34,841	2,500,539
Fidelity National Information Services	54,810	3,214,058
Global Payments	27,335	3,182,887
Intercontinental Exchange	30,110	3,427,722
Loews	25,765	1,811,022
M&T Bank	21,075	2,701,183
Northern Trust	25,705	2,037,121
Progressive	9,985	1,637,840
White Mountains Insurance Group	2,018	3,091,415
		29,723,029

Health Care – 9.4%
Charles River Laboratories International(a)	16,965	3,343,462
Encompass Health	51,042	3,326,407
Lantheus Holdings(a)	29,820	2,135,708
Zimmer Biomet Holdings	17,170	1,997,043
		10,802,620

Industrials – 12.1%
Insperity	37,760	4,295,200
Sensata Technologies Holding	68,680	2,232,787
Snap-on	7,475	2,053,308

See Notes to the Financial Statements

Reinhart Mid Cap PMV Fund

Schedule of Investments (Unaudited) – Continued
November 30, 2023

Description	Shares	Value

COMMON STOCKS – 97.9% (Continued)

Industrials – 12.1% (Continued)
Stanley Black & Decker	17,300	$1,572,570
U-Haul Holding, Series N	70,885	3,838,423
		13,992,288

Information Technology – 9.9%
Cognizant Technology Solutions – Class A	48,780	3,433,136
Fidelity National Financial	77,775	3,487,431
SS&C Technologies Holdings	79,305	4,461,699
		11,382,266

Materials – 8.7%
Avantor(a)	153,230	3,245,411
Eagle Materials	15,005	2,716,655
FMC	30,460	1,634,484
Sealed Air	73,555	2,455,266
		10,051,816

Real Estate – 8.7%
Americold Realty Trust – REIT	115,970	3,273,833
Camden Property Trust – REIT	22,625	2,042,133
Ventas – REIT	54,020	2,476,277
Weyerhaeuser – REIT	66,230	2,076,311
		9,868,554

Utilities – 4.8%
UGI	119,905	2,636,711
Vistra	80,605	2,854,223
		5,490,934
TOTAL COMMON STOCKS
(Cost $100,316,671)		112,292,559

See Notes to the Financial Statements

Reinhart Mid Cap PMV Fund

Schedule of Investments (Unaudited) – Continued
November 30, 2023

Description	Shares	Value

SHORT-TERM INVESTMENTS – 2.4%

Money Market Funds – 2.4%
First American Treasury Obligations Fund – Class X, 5.28%(c)	2,711,534	$2,711,534
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,711,534)		2,711,534
TOTAL INVESTMENTS – 100.3%
(Cost $103,028,205)		115,004,093
Liabilities in Excess of Other Assets – (0.3)%		(303,284)
TOTAL NET ASSETS – 100.0%		$114,700,809

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

REIT – Real Estate Investment Trust
(a)	Non-income producing security.
(b)	As of November 30, 2023, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks. See Note 9 in the Notes to the Financial Statements.
(c)	The rate shown represents the 7-day effective yield as of November 30, 2023.

See Notes to the Financial Statements

Reinhart Genesis PMV Fund

Schedule of Investments (Unaudited)
November 30, 2023

Description	Shares	Value

COMMON STOCKS – 93.7%

Consumer Discretionary – 15.6%
Carter’s	131,250	$8,949,938
frontdoor(a)	412,105	14,147,564
Gentex	210,430	6,399,176
Grand Canyon Education(a)	62,400	8,531,328
Hillman Solutions(a)	1,483,000	10,855,560
Thor Industries	58,680	5,813,428
		54,696,994

Consumer Staples – 1.9%
Sprouts Farmers Market(a)	154,000	6,634,320

Financials – 25.4%(b)
1st Source	35,860	1,733,114
Air Lease, Class A	303,980	11,791,384
Assured Guaranty	185,000	12,563,350
First American Financial	113,000	6,734,800
First Citizens BancShares – Class A	11,930	17,511,928
First Hawaiian	481,490	9,461,279
International Bancshares	119,520	5,362,862
LPL Financial Holdings	12,500	2,778,750
White Mountains Insurance Group	5,200	7,965,984
Wintrust Financial	151,100	12,944,737
		88,848,188

Health Care – 8.2%
AdaptHealth(a)	873,000	7,403,040
Encompass Health	98,920	6,446,616
Lantheus Holdings(a)	207,000	14,825,340
		28,674,996

Industrials – 17.1%
GMS(a)	101,562	6,869,654
GXO Logistics(a)	111,000	6,244,860
Insperity	150,830	17,156,912
MAXIMUS	40,000	3,339,600
Modine Manufacturing(a)	125,000	6,150,000
TriNet Group(a)	53,000	6,144,290
U-Haul Holding, Series N	254,187	13,764,226
		59,669,542

See Notes to the Financial Statements

Reinhart Genesis PMV Fund

Schedule of Investments (Unaudited) – Continued
November 30, 2023

Description	Shares	Value

COMMON STOCKS – 93.7% (Continued)

Information Technology – 15.3%
ACI Worldwide(a)	487,000	$13,022,380
ASGN(a)	110,000	9,816,400
Euronet Worldwide(a)	113,000	9,855,860
FormFactor(a)	187,000	7,027,460
PAR Technology(a)	178,375	6,569,551
Silicon Motion Technology – ADR	126,000	7,408,800
		53,700,451

Materials – 2.4%
Element Solutions	400,000	8,384,000

Real Estate – 7.8%
Alexander & Baldwin – REIT	486,836	8,154,503
Marcus & Millichap	305,060	10,497,115
Ryman Hospitality Properties – REIT	86,440	8,674,254
		27,325,872
TOTAL COMMON STOCKS
(Cost $279,517,842)		327,934,363

SHORT-TERM INVESTMENTS – 2.9%

Money Market Funds – 2.9%
First American Treasury Obligations Fund – Class X, 5.28%(c)	10,253,901	10,253,901
TOTAL SHORT-TERM INVESTMENTS
(Cost $10,253,901)		10,253,901
TOTAL INVESTMENTS – 96.6%
(Cost $289,771,743)		338,188,264
Other Assets in Excess of Liabilities – 3.4%		11,889,858
TOTAL NET ASSETS – 100.0%		$350,078,122

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR – American Depositary Receipt
REIT – Real Estate Investment Trust
(a)	Non-income producing security.
(b)	As of November 30, 2023, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks. See Note 9 in the Notes to the Financial Statements.
(c)	The rate shown represents the 7-day effective yield as of November 30, 2023.

See Notes to the Financial Statements

Reinhart International PMV Fund

Schedule of Investments (Unaudited)
November 30, 2023

Description	Shares	Value

COMMON STOCKS – 98.0%

Austria – 2.8%
BAWAG Group AG	840	$43,815

Canada – 11.4%
Boyd Group Services	200	38,136
CCL Industries – Class B	600	24,730
Constellation Software	15	35,233
Dollarama	200	14,525
Element Fleet Management	2,000	32,219
Granite Real Estate Investment Trust – REIT	600	30,377
		175,220

China – 6.3%
China Feihe	35,000	20,509
JD Logistics(a)	35,000	42,927
NetEase – ADR	300	34,044
		97,480

France – 10.5%
Capgemini SE	250	51,240
Edenred	1,000	54,467
Elis SA	1,200	23,138
La Francaise des Jeux SAEM	900	32,567
		161,412

Germany – 2.7%
CTS Eventim AG	600	41,156

Ireland – 2.7%
Bank of Ireland Group plc	4,500	42,132

Israel – 1.7%
Sapiens International Corp. NV	1,000	25,730

Italy – 2.4%
Buzzi Unicem SpA	1,260	36,805

Japan – 6.0%
Hoya	300	33,743
Mercari(a)	3,000	57,303
		91,046

Luxembourg – 3.1%
B&M European Value Retail SA	6,500	47,165

Mexico – 2.3%
Bolsa Mexicana de Valores SAB de CV	19,000	36,100

Netherlands – 2.7%
Euronext NV	500	41,506

See Notes to the Financial Statements

Reinhart International PMV Fund

Schedule of Investments (Unaudited) – Continued
November 30, 2023

Description	Shares	Value

COMMON STOCKS – 98.0% (Continued)

Norway – 2.7%
Adevinta ASA(a)	4,000	$41,453

Portugal – 3.2%
Jeronimo Martins SGPS SA	2,000	49,486

Republic of Korea – 3.0%
Coway	1,200	46,204

Spain – 2.8%
Aena SME SA	250	42,994

Sweden – 2.7%
Svenska Handelsbanken AB – Class A	4,400	41,577

Taiwan, Province of China – 6.4%
Silicon Motion Technology – ADR	935	54,978
Taiwan Semiconductor Manufacturing – ADR	450	43,790
		98,768

United Kingdom – 13.5%
Compass Group plc	1,200	30,380
Endava plc – ADR(a)	530	34,577
International Distributions Services plc	10,000	30,640
London Stock Exchange Group plc	400	45,093
Nomad Foods(a)	1,500	24,225
UNITE Group plc – REIT	3,600	44,279
		209,194

United States – 6.9%
Booking Holdings(a)	10	31,257
Cushman & Wakefield plc(a)	4,200	34,482
Euronet Worldwide(a)	480	41,866
		107,605

Vietnam – 2.2%
Vietnam Dairy Products JSC	12,200	33,860
TOTAL COMMON STOCKS
(Cost $1,409,570)		1,510,708

	Contracts

WARRANTS – 0.0%(b)

Canada – 0.0%(b)
Constellation Software, Expires March 31, 2040, Exercise Price $–(a)(c)	20	—
Total Canada		—
TOTAL WARRANTS
(Cost $—)		—

See Notes to the Financial Statements

Reinhart International PMV Fund

Schedule of Investments (Unaudited) – Continued
November 30, 2023

Description	Shares	Value

SHORT-TERM INVESTMENTS – 2.7%

Money Market Funds – 2.7%
First American Treasury Obligations Fund – Class X, 5.28%(d)	41,792	$41,792
TOTAL SHORT-TERM INVESTMENTS
(Cost $41,792)		41,792
TOTAL INVESTMENTS – 100.7%
(Cost $1,451,362)		1,552,500
Liabilities in Excess of Other Assets – (0.7)%		(10,393)
TOTAL NET ASSETS – 100.0%		$1,542,107

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting through its Valuation Committee. These securities represented $0 or 0.0% of net assets as of November 30, 2023.

(d)	The rate shown represents the 7-day effective yield as of November 30, 2023.

At November 30, 2023, the sector diversification for the Fund was as follows:

% of
Sector	Net Assets
Consumer Discretionary	24.6%
Information Technology	23.8%
Financials	18.9%
Industrials	10.7%
Consumer Staples	8.3%
Real Estate	7.1%
Materials	2.4%
Health Care	2.2%
Short-Term Investment	2.7%
Other Assets and Liabilities, Net	(0.7)%
Total	100.0%

See Notes to the Financial Statements

Reinhart Funds

Statements of Assets and Liabilities (Unaudited)
November 30, 2023

	Mid Cap	Genesis	International
	PMV Fund	PMV Fund	PMV Fund
ASSETS:
Investments, at value
(cost $103,028,205, $289,771,743, and $1,451,362)	$115,004,093	$338,188,264	$1,552,500
Dividends & interest receivable	145,587	328,791	885
Receivable for capital shares sold	8,182	11,959,574	—
Receivable for foreign withholding tax reclaim	1,357	—	(63)
Receivable due from investment adviser	—	—	11,146
Prepaid expenses	29,472	18,703	1,969
Total assets	115,188,691	350,495,332	1,566,437

LIABILITIES:
Payable for capital shares redeemed	340,788	104,641	155
Payable to investment adviser	66,356	210,196	—
Payable for fund administration & accounting fees	20,054	37,484	8,854
Payable for compliance fees	1,924	1,923	1,924
Payable for transfer agent fees & expenses	13,406	2,431	746
Payable for trustee fees	549	564	449
Payable for custody fees	771	2,807	764
Accrued distribution & shareholder service fees	25,653	40,873	129
Accrued other fees	18,381	16,291	11,309
Total liabilities	487,882	417,210	24,330

NET ASSETS	$114,700,809	$350,078,122	$1,542,107

NET ASSETS CONSIST OF:
Paid-in capital	$95,792,660	$295,081,775	$1,408,690
Total distributable earnings	18,908,149	54,996,347	133,417
Net Assets	$114,700,809	$350,078,122	$1,542,107

Investor Class
Net Assets	$23,616,743	$21,225,013	—
Shares issued and outstanding(1)	1,457,260	1,549,742	—
Net asset value, redemption price and offering price per share	$16.21	$13.70	—

Advisor Class
Net Assets	$87,448,011	$328,853,109	$1,542,107
Shares issued and outstanding(1)	5,391,885	23,824,991	142,583
Net asset value, redemption price and offering price per share	$16.22	$13.80	$10.82

Institutional Class
Net Assets	$3,636,055	—	—
Shares issued and outstanding(1)	223,053	—	—
Net asset value, redemption price and offering price per share	$16.30	—	—

(1)	Unlimited shares authorized without par value.

See Notes to the Financial Statements

Reinhart Funds

Statements of Operations (Unaudited)
For the Six Months Ended November 30, 2023

	Mid Cap	Genesis	International
	PMV Fund	PMV Fund	PMV Fund
INVESTMENT INCOME:
Dividend income	$1,297,304	$2,031,535	$8,891
Interest income	112,843	348,719	1,639
Less: foreign taxes withheld	—	—	(1,624)
Total investment income	1,410,147	2,380,254	8,906

EXPENSES:
Investment adviser fees (See Note 4)	619,398	1,538,222	7,049
Fund administration & accounting fees (See Note 4)	76,163	130,981	51,852
Transfer agent fees & expenses (See Note 4)	39,110	28,983	4,269
Federal & state registration fees	26,954	23,121	2,362
Audit fees	10,433	9,882	9,150
Trustee fees	10,299	10,384	10,199
Postage & printing fees	8,802	11,754	557
Compliance fees (See Note 4)	5,856	5,856	5,856
Custody fees (See Note 4)	5,758	8,606	7,681
Legal fees	5,536	5,536	4,557
Other fees	3,195	2,845	2,212
Insurance fees	1,647	1,928	1,113
Distribution & shareholder service fees (See Note 5):
Investor Class	30,975	25,511	—
Advisor Class	22,004	75,857	771
Total expenses before waiver	866,130	1,879,466	107,628
Less: waiver from investment adviser (See Note 4)	(116,564)	(315,733)	(76,504)
Less: waiver from administrator,
transfer agent and custodian (See Note 4)	—	—	(24,075)
Net expenses	749,566	1,563,733	7,049

NET INVESTMENT INCOME	660,581	816,521	1,857

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	4,214,870	97,927	24,694
Foreign currency translation	—	—	(9)
Net change in unrealized appreciation/depreciation on:
Investments	(1,086,784)	28,871,834	49,235
Foreign currency translation	—	—	52
Net realized and unrealized gain on investments	3,128,086	28,969,761	73,972

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$3,788,667	$29,786,282	$75,829

See Notes to the Financial Statements

Reinhart Mid Cap PMV Fund

Statements of Changes in Net Assets

	Six Months Ended
	November 30, 2023	Year Ended
	(Unaudited)	May 31, 2023
OPERATIONS:
Net investment income	$660,581	$1,434,497
Net realized gain on investments	4,214,870	11,707,515
Net change in unrealized appreciation/depreciation on investments	(1,086,784)	(32,800,213)
Net increase (decrease) in net assets resulting from operations	3,788,667	(19,658,201)

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	1,113,584	2,097,930
Proceeds from reinvestment of distributions	—	1,226,913
Payments for shares redeemed	(884,924)	(2,762,638)
Increase in net assets from Investor Class transactions	228,660	562,205
Advisor Class:
Proceeds from shares sold	4,854,264	12,673,968
Proceeds from reinvestment of distributions	—	6,875,088
Payments for shares redeemed	(36,519,860)	(53,881,921)
Decrease in net assets from Advisor Class transactions	(31,665,596)	(34,332,865)
Institutional Class:
Proceeds from shares sold	—	785,905
Proceeds from reinvestment of distributions	—	180,406
Payments for shares redeemed	(321,837)	(28,676,877)
Decrease in net assets from Institutional Class transactions	(321,837)	(27,710,566)
Net decrease in net assets resulting from capital share transactions	(31,758,773)	(61,481,226)

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders – Investor Class	—	(1,227,874)
Net distributions to shareholders – Advisor Class	—	(7,310,232)
Net distributions to shareholders – Institutional Class	—	(201,175)
Total distributions to shareholders	—	(8,739,281)

TOTAL DECREASE IN NET ASSETS	(27,970,106)	(89,878,708)

NET ASSETS:
Beginning of period	142,670,915	232,549,623
End of period	$114,700,809	$142,670,915

See Notes to the Financial Statements

Reinhart Genesis PMV Fund

Statements of Changes in Net Assets

	Six Months Ended
	November 30, 2023	Year Ended
	(Unaudited)	May 31, 2023
OPERATIONS:
Net investment income	$816,521	$994,071
Net realized gain on investments	97,927	15,731,419
Net change in unrealized appreciation/depreciation on investments	28,871,834	1,458,186
Net increase in net assets resulting from operations	29,786,282	18,183,676

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	31,500	800,000
Proceeds from reinvestment of distributions	—	1,179,222
Payments for shares redeemed	—	—
Increase in net assets from Investor Class transactions	31,500	1,979,222
Advisor Class:
Proceeds from shares sold	57,307,581	76,161,974
Proceeds from reinvestment of distributions	—	16,463,865
Payments for shares redeemed	(31,942,176)	(79,868,292)
Increase in net assets from Advisor Class transactions	25,365,405	12,757,547
Net increase in net assets resulting from capital share transactions	25,396,905	14,736,769

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders – Investor Class	—	(1,179,223)
Net distributions to shareholders – Advisor Class	—	(17,199,714)
Total distributions to shareholders	—	(18,378,937)

TOTAL INCREASE IN NET ASSETS	55,183,187	14,541,508

NET ASSETS:
Beginning of period	294,894,935	280,353,427
End of period	$350,078,122	$294,894,935

See Notes to the Financial Statements

Reinhart International PMV Fund

Statement of Changes in Net Assets

	Six Months Ended
	November 30, 2023	Year Ended
	(Unaudited)	May 31, 2023
OPERATIONS:
Net investment income	$1,857	$17,583
Net realized gain (loss) on:
Investments	24,694	800
Foreign currency translation	(9)	305
Net change in unrealized appreciation/depreciation on:
Investments	49,235	51,903
Foreign currency translation	52	(46)
Net increase in net assets resulting from operations	75,829	70,545

CAPITAL SHARE TRANSACTIONS:
Advisor Class:
Proceeds from shares sold	52,636	1,354,518
Proceeds from reinvestment of distributions	—	13,313
Payments for shares redeemed	(4,385)	(7,036)
Net increase in net assets resulting from capital share transactions	48,251	1,360,795

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	—	(13,313)

TOTAL INCREASE IN NET ASSETS	124,080	1,418,027

NET ASSETS:
Beginning of period	1,418,027	—
End of period	$1,542,107	$1,418,027

See Notes to the Financial Statements

Reinhart Mid Cap PMV Fund

Financial Highlights

For a Fund share outstanding throughout each period.

	Six Months
	Ended
	November 30,
	2023		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		May 31, 2023		May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019
Investor Class

PER SHARE DATA:
Net asset value,
beginning of period	$15.76		$18.35		$18.23	$12.23	$13.76	$16.02

INVESTMENT OPERATIONS:
Net investment income	0.06	(1)	0.10	(1)	0.12	0.10	0.09	0.05
Net realized and unrealized
gain (loss) on investments	0.39		(1.84)		0.14	6.01	(1.54)	(1.12)
Total from
investment operations	0.45		(1.74)		0.26	6.11	(1.45)	(1.07)

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.12)		(0.14)	(0.11)	(0.08)	(0.02)
Net realized gains	—		(0.73)		—	—	—	(1.17)
Total distributions	—		(0.85)		(0.14)	(0.11)	(0.08)	(1.19)

Net asset value, end of period	$16.21		$15.76		$18.35	$18.23	$12.23	$13.76

TOTAL RETURN	2.86	%(2)	-9.77	%(3)	1.43%	50.16%	-10.67%	-5.89%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of
period (in millions)	$23.6		$22.7		$25.8	$21.0	$14.4	$17.0

Ratio of expenses to
average net assets:
Before expense waiver	1.44	%(4)	1.41%		1.48%	1.57%	1.58%	1.52%
After expense waiver	1.30	%(4)	1.30%		1.30%	1.30%	1.30%	1.30%

Ratio of net investment income
to average net assets:
Before expense waiver	0.61	%(4)	0.47%		0.57%	0.38%	0.33%	0.18%
After expense waiver	0.75	%(4)	0.58%		0.75%	0.65%	0.61%	0.40%

Portfolio turnover rate	8	%(4)	42%		31%	38%	53%	54%

(1)	Per share amounts calculated using the average shares method.
(2)	Not annualized.
(3)	Net increase from payments by investment adviser on the disposal of investments due to trade error added 0.22% to this return.
(4)	Annualized.

See Notes to the Financial Statements

Reinhart Mid Cap PMV Fund

Financial Highlights

For a Fund share outstanding throughout each period.

	Six Months
	Ended
	November 30,
	2023		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		May 31, 2023		May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019
Advisor Class

PER SHARE DATA:
Net asset value,
beginning of period	$15.75		$18.32		$18.22	$12.22	$13.75	$16.05

INVESTMENT OPERATIONS:
Net investment income	0.08	(1)	0.14	(1)	0.19	0.15	0.12	0.10
Net realized and unrealized
gain (loss) on investments	0.39		(1.84)		0.12	6.00	(1.53)	(1.15)
Total from
investment operations	0.47		(1.70)		0.31	6.15	(1.41)	(1.05)

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.14)		(0.21)	(0.15)	(0.12)	(0.08)
Net realized gains	—		(0.73)		—	—	—	(1.17)
Total distributions	—		(0.87)		(0.21)	(0.15)	(0.12)	(1.25)

Net asset value, end of period	$16.22		$15.75		$18.32	$18.22	$12.22	$13.75

TOTAL RETURN	2.98	%(2)	-9.56	%(3)	1.68%	50.56%	-10.41%	-5.69%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of
period (in millions)	$87.4		$116.1		$172.6	$167.3	$123.8	$157.9

Ratio of expenses to
average net assets:
Before expense waiver	1.22	%(4)	1.20%		1.16%	1.24%	1.25%	1.22%
After expense waiver	1.05	%(4)	1.05%		1.05%	1.05%	1.05%	1.05%

Ratio of net investment income
to average net assets:
Before expense waiver	0.83	%(4)	0.69%		0.89%	0.71%	0.65%	0.48%
After expense waiver	1.00	%(4)	0.84%		1.00%	0.90%	0.86%	0.65%

Portfolio turnover rate	8	%(2)	42%		31%	38%	53%	54%

(1)	Per share amounts calculated using the average shares method.
(2)	Not annualized.
(3)	Net increase from payments by investment adviser on the disposal of investments due to trade error added 0.22% to this return.
(4)	Annualized.

See Notes to the Financial Statements

Reinhart Mid Cap PMV Fund

Financial Highlights

For a Fund share outstanding throughout each period.

	Six Months
	Ended
	November 30,
	2023		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		May 31, 2023		May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019
Institutional Class

PER SHARE DATA:
Net asset value,
beginning of period	$15.82		$18.40		$18.27	$12.25	$13.77	$16.06

INVESTMENT OPERATIONS:
Net investment income	0.09	(1)	0.17	(1)	0.21	0.16	0.15	0.12
Net realized and unrealized
gain (loss) on investments	0.39		(1.88)		0.13	6.02	(1.54)	(1.15)
Total from
investment operations	0.48		(1.71)		0.34	6.18	(1.39)	(1.03)

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.14)		(0.21)	(0.16)	(0.13)	(0.09)
Net realized gains	—		(0.73)		—	—	—	(1.17)
Total distributions	—		(0.87)		(0.21)	(0.16)	(0.13)	(1.26)

Net asset value, end of period	$16.30		$15.82		$18.40	$18.27	$12.25	$13.77

TOTAL RETURN	3.03	%(2)	-9.54	%(3)	1.87%	50.75%	-10.28%	-5.57%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of
period (in millions)	$3.6		$3.8		$34.1	$38.4	$30.5	$44.9

Ratio of expenses to
average net assets:
Before expense waiver	1.18	%(4)	1.09%		1.12%	1.18%	1.17%	1.16%
After expense waiver	0.90	%(4)	0.90%		0.90%	0.90%	0.90%	0.90%

Ratio of net investment income
to average net assets:
Before expense waiver	0.87	%(4)	0.80%		0.93%	0.77%	0.73%	0.54%
After expense waiver	1.15	%(4)	0.99%		1.15%	1.05%	1.01%	0.80%

Portfolio turnover rate	8	%(2)	42%		31%	38%	53%	54%

(1)	Per share amounts calculated using the average shares method.
(2)	Not annualized.
(3)	Net increase from payments by investment adviser on the disposal of investments due to trade error added 0.22% to this return.
(4)	Annualized.

See Notes to the Financial Statements

Reinhart Genesis PMV Fund

Financial Highlights

For a Fund share outstanding throughout each period.

	Six Months
	Ended
	November 30,
	2023		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019
Investor Class

PER SHARE DATA:
Net asset value,
beginning of period	$12.46		$12.55	$13.39	$8.71	$9.94	$10.00

INVESTMENT OPERATIONS:
Net investment income	0.02		0.02	0.03	0.04	0.02	0.03
Net realized and unrealized
gain (loss) on investments	1.22		0.74	(0.30)	4.65	(1.20)	0.03 (1)
Total from
investment operations	1.24		0.76	(0.27)	4.69	(1.18)	0.06

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.02)	(0.06)	(0.01)	(0.01)	(0.02)
Net realized gains	—		(0.83)	(0.51)	—	(0.04)	(0.10)
Total distributions	—		(0.85)	(0.57)	(0.01)	(0.05)	(0.12)

Net asset value, end of period	$13.70		$12.46	$12.55	$13.39	$8.71	$9.94

TOTAL RETURN	9.95	%(2)	6.73%	-2.09%	53.82%	-12.00%	0.69%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of
period (in millions)	$21.2		$19.3	$17.3	$17.7	$10.3	$10.6

Ratio of expenses to
average net assets:
Before expense
reimbursement/waiver	1.35	%(3)	1.37%	1.37%	1.49%	1.99%	3.13%
After expense
reimbursement/waiver	1.20	%(3)	1.20%	1.20%	1.20%	1.20%	1.20%

Ratio of net investment
income (loss) to average net assets:
Before expense
reimbursement/waiver	0.12	%(3)	(0.04)%	0.01%	0.09%	(0.60)%	(1.67)%
After expense
reimbursement/waiver	0.27	%(3)	0.13%	0.18%	0.38%	0.19%	0.26%

Portfolio turnover rate	12	%(2)	47%	33%	32%	46%	31%

(1)
Realized and unrealized gain on investments per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the year.

(2)	Not annualized.
(3)	Annualized.

See Notes to the Financial Statements

Reinhart Genesis PMV Fund

Financial Highlights

For a Fund share outstanding throughout each period.

	Six Months
	Ended
	November 30,
	2023		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019
Advisor Class

PER SHARE DATA:
Net asset value,
beginning of period	$12.54		$12.61	$13.45	$8.73	$9.96	$10.00

INVESTMENT OPERATIONS:
Net investment income	0.03		0.05	0.05	0.05	0.03	0.04
Net realized and unrealized
gain (loss) on investments	1.23		0.74	(0.29)	4.69	(1.20)	0.05 (1)
Total from
investment operations	1.26		0.79	(0.24)	4.74	(1.17)	0.09

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.03)	(0.09)	(0.02)	(0.02)	(0.03)
Net realized gains	—		(0.83)	(0.51)	—	(0.04)	(0.10)
Total distributions	—		(0.86)	(0.60)	(0.02)	(0.06)	(0.13)

Net asset value, end of period	$13.80		$12.54	$12.61	$13.45	$8.73	$9.96

TOTAL RETURN	10.05	%(2)	6.97%	-1.86%	54.33%	-11.85%	1.04%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of
period (in millions)	$328.9		$275.6	$263.1	$192.0	$57.7	$5.9

Ratio of expenses to
average net assets:
Before expense
reimbursement/waiver	1.15	%(3)	1.19%	1.16%	1.27%	1.66%	2.87%
After expense
reimbursement/waiver	0.95	%(3)	0.95%	0.95%	0.95%	0.95%	0.95%

Ratio of net investment
income (loss) to average net assets:
Before expense
reimbursement/waiver	0.32	%(3)	0.15%	0.22%	0.32%	(0.27)%	(1.35)%
After expense
reimbursement/waiver	0.52	%(3)	0.39%	0.43%	0.64%	0.44%	0.57%

Portfolio turnover rate	12	%(2)	47%	33%	32%	46%	31%

(1)
Realized and unrealized gain on investments per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the year.

(2)	Not annualized.
(3)	Annualized.

See Notes to the Financial Statements

Reinhart International PMV Fund

Financial Highlights

For a Fund share outstanding throughout each period.

	Six Months
	Ended
	November 30,
	2023		Year Ended
	(Unaudited)		May 31, 2023
Advisor Class

PER SHARE DATA:
Net asset value, beginning of period	$10.26		$10.00

INVESTMENT OPERATIONS:
Net investment income	0.01		0.13
Net realized and unrealized gain on investments	0.55		0.24
Total from investment operations	0.56		0.37

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.06)
Net realized gains	—		(0.05)
Total distributions	—		(0.11)

Net asset value, end of period	$10.82		$10.26

TOTAL RETURN	5.46	%(1)	3.76%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$1.5		$1.4

Ratio of expenses to average net assets:
Before expense reimbursement/waiver	11.26	%(2)	19.29%
After expense reimbursement/waiver	0.95	%(2)	0.95%

Ratio of net investment loss to average net assets:
Before expense reimbursement/waiver	(10.06	)%(2)	(16.74)%
After expense reimbursement/waiver	0.25	%(2)	1.60%

Portfolio turnover rate	7	%(1)	11%

(1)	Not annualized.
(2)	Annualized.

See Notes to the Financial Statements

Reinhart Funds

Notes to the Financial Statements (Unaudited)
November 30, 2023

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Reinhart Mid Cap PMV Fund (the “Mid Cap Fund”), Reinhart Genesis PMV Fund (the “Genesis Fund”) and Reinhart International PMV Fund (the “International Fund”) (each a “Fund” and collectively, the “Funds”) are each a diversified series with their own investment objectives and policies within the Trust. The investment objective of the Funds is long-term capital appreciation. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Board Codification Topic 946 Financial Services – Investment Companies. The Mid Cap Fund commenced operations on June 1, 2012, the Genesis Fund commenced operations on June 1, 2018 and the International Fund commenced operations on June 1, 2022. The Mid Cap Fund currently offers three classes of shares, the Investor Class, Advisor Class and the Institutional Class. The Mid Cap Fund Institutional Class commenced operations on September 29, 2017. The Genesis Fund currently offers two classes of shares, the Investor Class and the Advisor Class. The International Fund currently offers one class of shares, the Advisor Class. Investor Class shares are subject to a 0.25% Rule 12b-1 distribution and servicing fee. The Investor Class and Advisor Class shares are subject to a maximum 0.15% shareholder servicing fee. Each class of shares has identical rights and privileges except with respect to the distribution fees and voting rights on matters affecting a single share class. The Funds may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. As of and during the period end November 30, 2023, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. As of and during the period end November 30, 2023, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. tax authorities for tax years prior to the period end May 31, 2020.

Foreign Taxes – The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments, or certain foreign currency transactions. Foreign taxes are recorded in accordance with Management’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of November 30, 2023, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Reinhart Funds

Notes to the Financial Statements (Unaudited) – Continued
November 30, 2023

Security Transactions and Investment Income – The Funds follow industry practice and record security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method.

The Funds distribute all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The Funds may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.

Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and translations of foreign currency. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Shareholder servicing fees are expensed at an annual rate up to 0.15% of Investor Class and Advisor Class shares and 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares (See Note 5). Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

Reinhart Funds

Notes to the Financial Statements (Unaudited) – Continued
November 30, 2023

3.  SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to each Funds’ major categories of assets and liabilities measured at fair value on a recurring basis. The Funds’ investments are carried at fair value.

Equity Securities – Equity securities, including common stocks, preferred stocks, exchange-traded funds (“ETFs”) and real estate investment trusts (“REITs”) that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-Term Investments – Investments in other mutual funds, including money market funds, are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Funds and their Valuation Designee (as defined below) in calculating the Funds’ NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Funds have designated Reinhart Partners, LLC (the “Adviser”) as their “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

Reinhart Funds

Notes to the Financial Statements (Unaudited) – Continued
November 30, 2023

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ securities as of November 30, 2023:

Mid Cap Fund	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$112,292,559	$—	$—	$112,292,559
Short-Term Investment	2,711,534	—	—	2,711,534
Total Investments	$115,004,093	$—	$—	$115,004,093

Genesis Fund	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$327,934,363	$—	$—	$327,934,363
Short-Term Investment	10,253,901	—	—	10,253,901
Total Investments	$338,188,264	$—	$—	$338,188,264

International Fund	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$566,908	$943,800	$—	$1,510,708
Short-Term Investment	41,792	—	—	41,792
Total Investments	$608,700	$943,800	$—	$1,552,500

Refer to the Schedule of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Reinhart Partners, LLC (the “Adviser”) to furnish investment advisory services to the Funds. For its services, the Funds pay the Adviser a monthly management fee based upon the average daily net assets of the Funds at the following rates:

Fund
Mid Cap Fund	0.90%
Genesis Fund	0.95%
International Fund	0.95%

The Funds’ Adviser has contractually agreed to waive its management fees and pay Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding AFFE, leverage/borrowing interest, interest expense, taxes, brokerage commissions, and extraordinary expenses) do not exceed the following rates (based upon the average daily net assets of the Funds):

Fund	Investor Class	Advisor Class	Institutional Class
Mid Cap Fund	1.30%	1.05%	0.90%
Genesis Fund	1.20%	0.95%	N/A

Reinhart Funds

Notes to the Financial Statements (Unaudited) – Continued
November 30, 2023

Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such fee waiver and expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in effect at the time of recoupment. The Operating Expenses Limitation Agreements are indefinite in term and cannot be terminated through at least September 28, 2029, for the Mid Cap Fund, and September 28, 2025, for the Genesis Fund and the International Fund. Thereafter, the agreements may be terminated at any time upon 60 days’ written notice by the Trust’s Board or the Adviser, with the consent of the Board. Waived fees and reimbursed expenses subject to potential recovery by month of expiration are as follows:

Fund	Expiration	Amount
Mid Cap Fund	December 2023 – May 2024	$151,795
	June 2024 – May 2025	$300,293
	June 2025 – May 2026	$260,979
	June 2026 – November 2026	$116,564

Genesis Fund	December 2023 – May 2024	$228,512
	June 2024 – May 2025	$550,093
	June 2025 – May 2026	$648,042
	June 2026 – November 2026	$315,733

International Fund	June 2025 – May 2026	$153,512
	June 2026 – November 2026	$76,504

U.S. Bancorp Fund Services, LLC (the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator, Transfer Agent, and Fund Accountant. U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Funds. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds, subject to annual minimums. Fees paid by the Funds for administration and accounting, transfer agency, custody and chief compliance officer services for the period ended November 30, 2023, are disclosed in the Statements of Operations. For the International Fund, the Administrator waived $22,875 in fund administration and transfer agent fees; and the Custodian waived $1,200 in custody fees.

Reinhart Funds

Notes to the Financial Statements (Unaudited) – Continued
November 30, 2023

5.  DISTRIBUTION & SHAREHOLDER SERVICE FEES

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only. The Plan permits the Funds to pay for distribution and related expenses at an annual rate of 0.25% of the average daily net assets of the Investor Class. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the period end November 30, 2023, the Funds incurred the following expenses pursuant to the Plan:

Fund	Amount
Mid Cap Fund	$29,784
Genesis Fund	$25,511
International Fund	N/A

The Funds have entered into a shareholder servicing agreement (the “Agreement”) where the Adviser acts as the shareholder agent, under which the Funds may pay a servicing fee at an annual rate up to 0.15% of the average daily net assets of the Investor Class and Advisor Class. Payments, if any, to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds. Payments may also be made directly to the intermediaries providing shareholder services. The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request. For the period end November 30, 2023, the Funds incurred the following expenses pursuant to the Plan:

Fund	Investor Class	Advisor Class
Mid Cap Fund	$1,191	$22,004
Genesis Fund	—	75,857
International Fund	N/A	771

Reinhart Funds

Notes to the Financial Statements (Unaudited) – Continued
November 30, 2023

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Funds were as follows:

	Mid Cap Fund		Genesis Fund		International Fund
	Six Months		Six Months		Six Months
	Ended		Ended		Ended
	November 30,		November 30,		November 30,
	2023	Year Ended	2023	Year Ended	2023	Year Ended
	(Unaudited)	May 31, 2023	(Unaudited)	May 31, 2023	(Unaudited)	May 31, 2023
Investor Class:
Shares sold	67,432	124,160	2,445	64,379	—	—
Shares issued
in reinvestment
of distributions	—	73,556	—	104,913	—	—
Shares redeemed	(52,891)	(159,707)	—	—	—	—
Net increase in
Investor Class shares	14,541	38,009	2,445	169,292	—	—
Advisor Class:
Shares sold	294,995	740,670	4,243,506	6,224,051	4,787	137,635
Shares issued
in reinvestment
of distributions	—	412,918	—	1,456,979	—	1,373
Shares redeemed	(2,272,382)	(3,207,863)	(2,388,806)	(6,568,243)	(418)	(794)
Net increase (decrease)
in Advisor Class shares	(1,977,387)	(2,054,275)	1,854,700	1,112,787	4,369	138,214
Institutional Class:
Shares sold	—	45,266	—	—	—	—
Shares issued
in reinvestment
of distributions	—	10,796	—	—	—	—
Shares redeemed	(18,859)	(1,669,330)	—	—	—	—
Net decrease
in Institutional
Class shares	(18,859)	(1,613,268)	—	—	—	—
Net increase (decrease)
in shares outstanding	(1,981,705)	(3,629,534)	1,857,145	1,282,079	4,369	138,214

Reinhart Funds

Notes to the Financial Statements (Unaudited) – Continued
November 30, 2023

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Funds for the period end November 30, 2023, were as follows:

	U.S. Government Securities		Other
Fund	Purchases	Sales	Purchases	Sales
Mid Cap Fund	$—	$—	$10,169,658	$40,689,942
Genesis Fund	$—	$—	$52,310,062	$38,453,281
International Fund	$—	$—	$177,047	$104,944

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at May 31, 2023, the Funds’ most recent fiscal year end, were as follows:

	Aggregate	Aggregate		Federal
	Gross	Gross	Net	Income
Fund	Appreciation	Depreciation	Appreciation	Tax Cost
Mid Cap Fund	$25,235,730	$(14,284,416)	$10,951,314	$131,768,819
Genesis Fund	46,870,301	(31,300,806)	15,569,495	279,897,081
International Fund	152,417	(110,962)	41,455	1,402,184

The difference between book-basis and tax basis unrealized appreciation is attributable primarily to the differences in tax treatment of wash sales and passive foreign investment companies.

At May 31, 2023, the Funds’ most recent fiscal year end, components of accumulated loss on a tax-basis were as follows:

	Undistributed	Undistributed		Total
	Ordinary	Long-Term	Net	Distributable
Fund	Income	Capital Gains	Appreciation	Earnings
Mid Cap Fund	$377,523	$3,790,645	$10,951,314	$15,119,482
Genesis Fund	5,542,442	4,098,128	15,569,495	25,210,065
International Fund	16,133	—	41,455	57,588

As of May 31, 2023, the Funds’ most recent fiscal year end, the Funds did not have any capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. The Funds do not plan to defer any qualified late-year losses.

There were no distributions paid by the Funds for the period ended November, 30, 2023.

The tax character of distributions paid during the year ended May 31, 2023, were as follows:

	Ordinary	Long-Term
Fund	Income*	Capital Gains	Total
Mid Cap Fund	$2,512,141	$—	$2,512,141
Genesis Fund	3,926,903	7,625,522	11,552,425

*  For Federal income tax purposes, distributions of short-term capital gains are treated as ordinary income.

Reinhart Funds

Notes to the Financial Statements (Unaudited) – Continued
November 30, 2023

9.  SECTOR RISK

As of November 30, 2023, the Mid Cap Fund and Genesis Fund each had a significant portion of its assets invested in the financials sector. Changes in governmental regulation, interest rates, domestic and international economics, loan losses, price competition and industry consolidation may affect companies in this sector.

10.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of November 30, 2023, each Fund’s percentage of control ownership positions greater than 25% are as follows:

		Percent of	Type of
Fund	Shareholder	Shares Held	Ownership
Mid Cap Fund	Wells Fargo Clearing Services, LLC	26.23%	Record

Genesis Fund	Morgan Stanley Smith Barney, LLC	45.26%	Record

International Fund	National Financial Services, LLC	43.26%	Record
	James Reinhart	35.46%	Beneficial

11.  SUBSEQUENT EVENTS

Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

Reinhart International PMV Fund

Approval of Investment Advisory Agreement (Unaudited)

At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on February 22-23, 2022, the Trust’s Board of Trustees (“Board”), each of whom were present virtually, including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (“Independent Trustees”) considered and approved the Investment Advisory Agreement between the Trust and Reinhart Partners, Inc. (“Reinhart” or the “Adviser”) regarding the Reinhart International PMV Fund (the “International PMV Fund” or the “Fund”) (the “Advisory Agreement”) for an initial two-year term.

Prior to the meeting and at the meeting, the Trustees received and considered information from the Adviser and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the approval of the Advisory Agreement (“Support Materials”). The Independent Trustees then reviewed the Support Materials with regard to Reinhart and the International PMV Fund. They discussed initial SEC filings for the International PMV Fund. They reviewed and considered Reinhart’s responses to the due diligence questionnaires regarding the International PMV Fund’s investment strategy, services that Reinhart proposed to provide to the Fund, proposed Fund management fees and the profitability that Reinhart expects to realize from its management of the Fund, any additional benefits that Reinhart expects to realize from its management of the Fund, and other matters that the Trustees deemed relevant. The Trustees also reviewed Reinhart’s financial statements and considered the financial condition of the firm. They also reviewed analyses, prepared by International PMV Fund’s administrator, of the Fund’s proposed and projected expenses relative to other funds in the same Morningstar category. Before voting to approve the Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees, and received a memorandum from such counsel discussing the legal standards for the Trustees’ consideration of the approval of the Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.

In determining whether to approve the Advisory Agreement, the Trustees considered all factors they believed relevant, including the following with respect to the International PMV Fund: (1) the nature, extent, and quality of the services to be provided by Reinhart with respect to the International PMV Fund; (2) the cost of the services to be provided and the profits to be realized by Reinhart, and the revenue received, from services rendered to the International PMV Fund; (3) comparative fee and expense data for the International PMV Fund and other investment companies with similar investment objectives; (4) the extent to which economies of scale may be realized as the International PMV Fund grows, and whether the proposed advisory fee for the International PMV Fund reflects such economies of scale for the International PMV Fund’s benefit; and (5) other benefits to Reinhart resulting from services rendered to the International PMV Fund. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

Based upon the information provided to the Board throughout the course of the year, including at a presentation by representatives from Reinhart, and the Support Materials, the Board concluded that the overall arrangements between the Trust and Reinhart as set forth in the Advisory Agreement, as the agreement relates to the International PMV Fund, are fair and reasonable in light of the services that Reinhart will perform, the investment advisory fees that Reinhart will receive for such services, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment. The material factors and conclusions that formed the basis of the Trustees’ determination to approve the Advisory Agreement are summarized below.

Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that Reinhart will provide under the Advisory Agreement with respect to the International PMV Fund, noting that such services include but are not limited to the following: (1) investing the International PMV Fund’s assets consistent with the

Reinhart International PMV Fund

Approval of Investment Advisory Agreement (Unaudited) – Continued

International PMV Fund’s investment objectives and investment policies; (2) determining the portfolio securities to be purchased, sold, or otherwise disposed of and the timing of such transactions; (3) voting all proxies with respect to the International PMV Fund’s portfolio securities; (4) maintaining the required books and records for transactions effected by Reinhart on behalf of the International PMV Fund; and (5) selecting broker-dealers to execute orders on behalf of the International PMV Fund. The Trustees noted that International PMV Fund are well capitalized. The Trustees also considered Reinhart’s assets under management. The Trustees considered the experience of the proposed portfolio managers from Reinhart in managing similar funds.

Cost of Advisory Services and Profitability. The Trustees considered the proposed management fee that the International PMV Fund will pay to Reinhart under the Advisory Agreement in the amount of 0.95% of the International PMV Fund average annual daily net assets. They also considered Reinhart’s profitability analysis (12-month pro-forma) for services that Reinhart will render to the International PMV Fund.

Comparative Fee and Expense Data. The Trustees considered an analysis that the Trust’s administrator had prepared, comparing the contractual expenses that the International PMV Fund will bear to those of funds in the same Morningstar category.

•
Reinhart International PMV Fund. The Trustees noted that the International PMV Fund’s proposed management fee of 0.95% is above the peer group median and average. The Trustees also noted that the projected total contractual expenses are above the peer group median and average, but well within the range of the total operating expenses in the peer group.

While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that Reinhart’s proposed advisory fees were reasonable.

Economies of Scale. The Trustees considered whether the International PMV Fund would benefit from any economies of scale, noting that the proposed investment advisory fee for the International PMV Funds do not contain breakpoints. The Trustees took into account the fact that Reinhart had agreed to consider breakpoints in the future in response to asset growth in the International PMV Fund. The Trustees concluded that it is not necessary to consider the implementation of fee breakpoints at this time, but committed to revisit this issue in the future as circumstances change and asset levels increase.

Other Benefits. The Trustees considered the direct and indirect benefits that could be realized by Reinhart from its relationships with the International PMV Fund. The Trustees noted that Reinhart will not use affiliated brokers to execute the International PMV Fund’s portfolio transactions. The Trustees considered that Reinhart may receive some form of reputational benefit from services rendered to the International PMV Fund, but that such benefits are immaterial and cannot otherwise be quantified. The Trustees concluded that Reinhart does not receive additional material benefits from its relationship with the International PMV Fund.

Based upon Reinhart’s presentation at the Board meeting and information from Reinhart and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the terms of the proposed Advisory Agreement, the Board concluded that the overall arrangements between the Trust and Reinhart as set forth in the Advisory Agreement and Sub-Advisory Agreement are fair and reasonable in light of the services that Reinhart will perform, the investment advisory fees that it will receive for such services, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment.

Reinhart Funds

Additional Information (Unaudited)
November 30, 2023

AVAILABILITY OF FUND PORTFOLIO INFORMATION

Each Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT are each available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, each Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-855-774-3863.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-774-3863. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling 1-855-774-3863, or (2) on the SEC’s website at www.sec.gov.

Reinhart Funds

Privacy Notice

The Funds collect only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you. The Funds collect financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Funds do not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law. Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Funds, as well as the Funds’ investment adviser who is an affiliate of the Funds. If you maintain a retirement/educational custodial account directly with the Funds, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes. The Funds limit access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Funds. All shareholder records will be disposed of in accordance with applicable law. The Funds maintain physical, electronic and procedural safeguards to protect your Personal Information and requires its third-party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Reinhart Partners, LLC
11090 North Weston Drive
Mequon, WI 53092

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

This report must be accompanied or preceded by a prospectus.

The Funds’ Statement of Additional Information contains additional information about the Funds’ trustees and is available without charge upon request by calling 1-855-774-3863.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)*  /s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date  February 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date  February 6, 2024

By (Signature and Title)* /s/ Benjamin J. Eirich
  Benjamin J. Eirich, Treasurer

Date  February 6, 2024

* Print the name and title of each signing officer under his or her signature.